Inventory	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Inventory [Line Items]
Inventory

3. Inventory

Inventories consist of the following (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Raw materials	$4,370	$3,311
Work in progress	1,317	671
Finished goods	5,215	4,651
	$10,902	$8,633

As of June 30, 2022 and December 31, 2021, the Company had $509,000 and $422,000, respectively, in reserves against its inventories. For the three months ended June 30, 2022 and 2021, the Company recorded an adjustment of $43,000 and $158,000, respectively, as a result of actual utilization of the Company’s manufacturing plant being less than what is considered normal capacity. For the six months ended June 30, 2022 and 2021, the Company recorded an adjustment of $408,000 and $386,000, respectively, as a result of actual utilization of the Company’s manufacturing plant being less than what is considered normal capacity